Preferred and Common Stock	12 Months Ended
Dec. 31, 2017
Preferred and Common Stock [Abstract]
PREFERRED AND COMMON STOCK

NOTE 17: PREFERRED AND COMMON STOCK

Preferred Stock

Series A Convertible Preferred Stock

 On September 17, 2010, Navios Acquisition issued 3,000 shares of the Company’s authorized Series A Convertible Preferred Stock to an independent third party as a consideration for certain consulting and advisory fees related to the VLCC acquisition. The preferred stock has no voting rights, is only convertible into shares of common stock and does not participate in dividends until such time as the shares are converted into common stock. On January 6, 2016, Navios Acquisition redeemed, through the holder’s put option, 100,000 shares of puttable common stock and paid cash of $1,000 to the holder upon redemption. The Series A shares of preferred stock were fully converted into 1,200,000 common stock that was issued on March 11, 2016.

Series B Convertible Preferred Stock

On October 29, 2010, Navios Acquisition issued 540 shares of the Company’s authorized Series B Convertible Preferred Stock to the seller of the two LR1 product tankers. The preferred stock contained a 2% per annum dividend payable quarterly starting on January 1, 2011 and upon declaration by the Company’s Board commenced payment on March 31, 2011. The preferred stock did not have any voting rights. On June 30, 2015, 162 shares of Series B Convertible Preferred Stock (being 30% of the 540 shares originally issued), with nominal value of $10 per share, were mandatorily converted into 64,800 shares of common stock at a conversion ratio of 1:25. On October 27, 2015, the remaining 378 shares of Series B Convertible Preferred Stock (being 70% of the 540 shares originally issued), with nominal value of $10 per share, were converted into 108,000 shares of common stock at a conversion ratio of 1:35.

Series C Convertible Preferred Stock

On March 30, 2011, pursuant to an Exchange Agreement Navios Holdings exchanged 7,676,000 shares of Navios Acquisition’s common stock it held for 1,000 non-voting Series C Convertible Preferred Stock of Navios Acquisition. Each holder of shares of Series C Convertible Preferred Stock shall be entitled at their option at any time, after March 31, 2013 to convert all or any of the outstanding shares of Series C Convertible Preferred Stock into a number of fully paid and non-assessable shares of Common Stock determined by multiplying each share of Series C Convertible Preferred Stock to be converted by 7,676, subject to certain limitations. Upon the declaration of a common stock dividend, the holders of the Series C Convertible Preferred Stock are entitled to receive dividends on the Series C Convertible Preferred Stock in an amount equal to the amount that would have been received in the number of shares of Common Stock into which the Shares of Series C Convertible Preferred Stock held by each holder thereof could be converted. For the purpose of calculating earnings / (loss) per share this preferred stock is treated as in-substance common stock and is allocated income / (losses) and considered in the diluted calculation.

The Company was authorized to issue up to 10,000,000 shares of $0.0001 par value preferred stock in total with such designations, voting and other rights and preferences as may be determined from time to time by the Board of Directors.

As of each of December 31, 2017 and December 31, 2016 the Company’s issued and outstanding preferred stock consisted of the 1,000 Series C Convertible Preferred Stock.

Series D Convertible Preferred Stock

On each of August 31, 2012, October 31, 2012, February 13, 2013 and April 24, 2013, Navios Acquisition issued 300 shares of its authorized Series D Convertible Preferred Stock (nominal and fair value $3,000) to a shipyard, in partial settlement of the purchase price of each of the newbuilding LR1 product tankers, Nave Cassiopeia, Nave Cetus, Nave Atropos and Nave Rigel. The preferred stock includes a 6% per annum dividend payable quarterly, starting one year after delivery of each vessel. The Series D Convertible Preferred Stock mandatorily converted into shares of common stock 30 months after issuance at a price per share of common stock equal to $10.00. During 2015, Navios Acquisition redeemed, at certain dates through the holder’s put option, 400 shares of the Series D Convertible Preferred Stock and paid cash of $4,000 in total to the holder upon redemption. As a result of the redemptions, no shares of series D Convertible Preferred Stock are outstanding.

In addition at certain dates in 2015, 800 shares of Series D Convertible Preferred Stock were mandatorily converted into 800,000 shares of common stock. In conjunction with these conversions, the 800,000 shares of common stock were reclassified to puttable common stock within temporary equity, as a result of an embedded put option of the holder for up to 30 months after the conversion date.

As of each of December 31, 2017 and December 31, 2016, no shares of Series D Convertible Preferred Stock were outstanding

Common Stock and puttable common stock

As of December 31, 2017 and December 31, 2016, the following shares of puttable common stock were outstanding:

	Puttable Common Stock
	Number of common shares	Amount
Balance at December 31, 2015	650,000	$6,500
Redemption of 400,000 shares of the puttable common stock	(400,000)	(4,000)
Balance at December 31, 2016	250,000	$2,500
Redemption of 250,000 shares of the puttable common stock	(250,000)	(2,500)
Balance at December 31, 2017	—	—

Pursuant to an Exchange Agreement entered into on March 30, 2011, Navios Holdings exchanged 7,676,000 shares of Navios Acquisition’s common stock it held for 1,000 non-voting shares of Series C Convertible Preferred Stock of Navios Acquisition.

On March 2, 2015, 200 shares of the Series D Convertible Preferred Stock were mandatorily converted into 200,000 shares of puttable common stock and on April 24, 2015, 25,000 shares of such puttable common stock were redeemed for $250.

On April 30, 2015, 200 shares of the Series D Convertible Preferred Stock were mandatorily converted into 200,000 shares of puttable common stock.

On June 30, 2015, 162 shares of Series B Convertible Preferred Stock were converted into 64,800 shares of common stock.

On July 15, 2015, Navios Acquisition redeemed, through the holder’s put option, 50,000 shares of the puttable common stock and paid $500 to the holder upon redemption.

On August 13, 2015, 200 shares of the Series D Convertible Preferred Stock were mandatorily converted into 200,000 shares of puttable common stock.

On October 2, 2015, Navios Acquisition redeemed, through the holder’s put option, 75,000 shares of the puttable common stock and paid $750 to the holder upon redemption.

On October 26, 2015, 200 shares of the Series D Convertible Preferred Stock were converted into 200,000 shares of puttable common stock.

On October 27, 2015, 378 shares of Series B Convertible Preferred Stock were mandatorily converted into 108,000 shares of common stock.

Under the share repurchase program, for up to $50,000, approved and authorized by the Board of Directors, Navios Acquisition has repurchased 2,704,752 shares for a total cost of approximately $9,904, as of December 31, 2015. The share repurchase program expired in December 2016.

On January 6, 2016, Navios Acquisition redeemed, through the holder’s put option, 100,000 shares of the puttable common stock and paid cash of $1,000 to the holder upon redemption.

On March 11, 2016, 1,200,000 shares of common stock were issued as a result of the conversion of 3,000 shares of Series A Convertible Preferred Stock.

On April 1, 2016, Navios Acquisition redeemed, through the holder’s put option, 100,000 shares of the puttable common stock and paid cash of $1,000 to the holder upon redemption.

On July 1, 2016, Navios Acquisition redeemed, through the holder’s put option, 100,000 shares of the puttable common stock and paid cash of $1,000 to the holder upon redemption.

On October 3, 2016, Navios Acquisition redeemed, through the holder’s put option, 100,000 shares of the puttable common stock and paid cash of $1,000 to the holder upon redemption.

On January 17, 2017, Navios Acquisition redeemed, through the holder’s put option, 100,000 shares of puttable common stock and paid cash of $1,000 to the holder upon redemption.

On May 8, 2017, Navios Acquisition redeemed, through the holder’s put option, 75,000 shares of puttable common stock and paid cash of $750 to the holder upon redemption.

On August 8, 2017, Navios Acquisition redeemed, through the holder’s put option, 50,000 shares of puttable common stock and paid cash of $500 to the holder upon redemption.

On October 2, 2017, Navios Acquisition redeemed, through the holder’s put option, 25,000 shares of puttable common stock and paid cash of $250 to the holder upon redemption. After this redemption there are no shares of puttable common stock outstanding.

In December 2017, Navios Acquisition authorized and issued in the aggregate 1,774,915 restricted shares of common stock to its directors and officers. These awards of restricted common stock are based on service conditions only and vest over four years.

As of December 31, 2017, the Company was authorized to issue 250,000,000 shares of $0.0001 par value common stock of which 152,107,905 were issued and outstanding.

Stock based compensation

In October 2013, Navios Acquisition authorized and issued to its directors in the aggregate of 2,100,000 restricted shares of common stock and options to purchase 1,500,000 shares of common stock having an exercise price of $3.91 per share and an expiration term of 10 years. These awards of restricted common stock and stock options are based on service conditions only and vest ratably over a period of three years (33.33% each year). The holders of restricted stock are entitled to dividends paid on the same schedule as paid to the common stockholders of the company. The fair value of restricted stock was determined by reference to the quoted stock price on the date of grant of $3.99 per share (or total fair value of $8,379).

The fair value of stock option grants was determined with reference to the option pricing model, and principally adjusted Black-Scholes models, using historical volatility, historical dividend yield, zero forfeiture rate, risk free rate equal to 10-year U.S. treasury bond and the simplified method for determining the expected option term since the Company did not have sufficient historical exercise data upon which to have a reasonable basis to estimate the expected option term. The fair value of stock options was calculated at $0.79 per option (or $1,188). Compensation expense is recognized based on a graded expense model over the vesting period of three years from the date of the grant.

The effect of compensation expense arising from the stock based arrangements described above amounted to $0, $864 and $2,362 for the years ended December 31, 2017, 2016 and 2015, respectively, and was reflected in general and administrative expenses on the statements of operations. The recognized compensation expense for the year was presented as an adjustment to reconcile net (loss)/ income to net cash provided by operating activities on the statements of cash flows.

With respect to the October 2013 grants, there were no restricted stock or stock options exercised, forfeited or expired during the year ended December 31, 2017.

On October 24, 2016, 2015 and 2014, 700,005, 700,001 and 699,994 shares of restricted stock, respectively, were vested. Accordingly, there were no unvested restricted shares outstanding as of December 31, 2017 and December 31, 2016.

On each of October 24, 2016, 2015 and 2014, 500,000 stock options were vested. Accordingly, there were no unvested stock options outstanding and non-vested as of December 31, 2017 and December 31, 2016.

The weighted average contractual life of stock options outstanding as of December 31, 2017 was 5.8 years.

In December 2017, Navios Acquisition authorized and issued in the aggregate 1,774,915 restricted shares of common stock to its directors and officers. These awards of restricted common stock are based on service conditions only and vest over four years.

The holders of restricted stock are entitled to dividends paid on the same schedule as paid to the stock holders of the company. The fair value of restricted stock is determined by reference to the quoted stock price on the date of grant of $1.18 per share (or total fair value of $2,094).

Compensation expense is recognized based on a graded expense model over the vesting period.

The effect of compensation expense arising from the stock-based arrangements described above amounts to $57, as of December 31, 2017, and it is reflected in general and administrative expenses on the statement of operations. The recognized compensation expense for the year is presented as adjustment to reconcile net (loss)/ income to net cash provided by operating activities on the statements of cash flows.

There were no restricted stock or stock options exercised, forfeited or expired during the year ended December 31, 2017.

Restricted Shares outstanding and not vested amounted to 1,774,915 shares as of December 31, 2017.

The estimated compensation cost relating to service conditions of non-vested restricted stock, not yet recognized was $2,038 as of December 31, 2017 and is expected to be recognized over the weighted average contractual life of stock options of 4.0 years.